Related party balances and transactions	12 Months Ended
Dec. 31, 2023
Related party balances and transactions
Related party balances and transactions

27       Related party balances and transactions

Corporación América Airports S.A. is controlled by ACI Airports S.à r.l., which is controlled by Corporación América International S.à r.l. (previously denominated America Corporation International S.à r.l.), both of which are Luxembourg based companies.

Corporación América International S.à r.l. is controlled by Southern Cone Foundation (CAAP’s ultimate parent company), a foundation created under the laws of Liechtenstein, having its corporate domicile in Vaduz. The foundation’s purpose is to manage its assets through the decisions adopted by its independent board of directors. The potential beneficiaries of this foundation are members of the Eurnekian family and religious, charitable and educational institutions. Interests in subsidiaries are set out in Note 2.B.

Transactions and balances with “Associates” are those carried out with entities over which CAAP exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances with related parties, which are not associates and are not consolidated are disclosed as “Other related parties”. The Group receives services from related parties, such as internal audit, management control, financial assistance, technology outsourcing services and construction services.

27       Related party balances and transactions (Cont.)

Summary of balances with related parties are:

	At December 31,
	2023	2022
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	4,200	4,174
Trade receivables with other related parties	962	2,310
Other receivables with associates	58	445
Other receivables with other related parties	9,257	9,695
Other financial assets with associates	3,108	2,954
Other financial assets with other related parties(*)	28,327	—
Trade payables to associates	(2,765)	(2,714)
Trade payables to other related parties	(2,501)	(3,039)
	40,646	13,825
(b) Other liabilities
Other liabilities to associates(**)	(15,539)	—
Other liabilities to other related parties	(2,425)	(2,503)
	(17,964)	(2,503)
(c) Other balances
Cash at banks in other related parties	23,249	4,652
	23,249	4,652

(*) Mainly includes loans and time deposits to other related parties amounting to USD 14.8 and USD 10.1 respectively. The loan accrues interests at a fixed annual rate of 4.5%, maturing in June 2024, while the time deposits accrues interests at a fixed annual rate of 4.0%, maturing in July 2024.

(**) Includes deferred income from associates.

	For the year ended December 31,
	2023	2022	2021
Transactions
Aeronautical/Commercial revenue	14,267	9,957	6,263
Fees	(10,300)	(7,266)	(6,795)
Interest accruals	660	1,240	695
Acquisition of goods and services	(22,955)	(22,278)	(10,743)
Others	(4,198)	(4,367)	(4,201)

The Group leases buildings to other related parties, which are recognized under the scope of IFRS 16 and accounted in Lease liabilities line for an amount of USD 6,973 as of December 31, 2023 (USD  2,201 as of December 31, 2022). Additionally, the Group has variable equipment leases with other related parties that are excluded from the lease liability according to IFRS 16. Transactions related to those leases are included in Acquisition of goods and services line for an amount of USD 5,433 (USD 6,122 as of December 31, 2022).

Remuneration accrued related to the Group’s key staff amounted to approximately 1.9% of total remunerations at December 31, 2023, 2.2% accrued at December 31, 2022 and 2.7% accrued at December 31, 2021.